Related Parties Transactions (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 27, 2021	Jul. 01, 2020	Jun. 16, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 01, 2021	Sep. 07, 2021
Related Parties Transactions [Line items]
Loans bear interest rate			5.00%
Additional working capital percentage			6.40%
Conversion price, description					The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Balance of outstanding loans						$ 1,000,000
Accrued interest					$ 38,819	13,819
Loan agreement amount						507,000
Outstanding balance amount					$ 147,875	188,753
Interest rate					6.50%
Expected credit losses					$ 953,499	865,477
Due from BHK					113,516	112,822
Interest expenses					40,878
Outstanding principal and accrued interest					152,382	151,450
Interest expenses					20,094	21,378
Fees paid					$ 173,132	359,992
Bear Interest Rate [Member]
Related Parties Transactions [Line items]
Loan agreement, description					The advances bear interest rate from 12% to 13.6224% per annum.
BioFirst (Australia) [Member]
Related Parties Transactions [Line items]
Research and development cost		$ 361,487
Interest rate		6.50%
Loan agreement amount								$ 250,000	$ 67,873
Repaid loan	$ 249,975
Interest rate percentage								6.50%
Accrued interest					$ 681,185
Research fee						660,484
Accrued interest					$ 158,798	92,171
Jiangs [Member] | Minimum [Member]
Related Parties Transactions [Line items]
Loans bear interest rate					0.00%
Jiangs [Member] | Maximum [Member]
Related Parties Transactions [Line items]
Loans bear interest rate					1.00%
Director [Member]
Related Parties Transactions [Line items]
Fees paid					$ 961
Convertible Debt [Member]
Related Parties Transactions [Line items]
Principal amount			$ 1,000,000
Rgene [Member]
Related Parties Transactions [Line items]
Other receivables					2,667
BioFirst (Australia) [Member]
Related Parties Transactions [Line items]
Expected credit losses					$ 839,983	752,655
BHK Co Development Agreement [Member]
Related Parties Transactions [Line items]
Loan agreement, description					The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
Jiangs [Member]
Related Parties Transactions [Line items]
Outstanding balance amount					$ 19,789	19,789
Related Party [Member]
Related Parties Transactions [Line items]
Balance of outstanding loans					500,000	500,000
Fees paid					$ 173,132	$ 359,992
BioFirst [Member]
Related Parties Transactions [Line items]
Maturity date								Nov. 30, 2022
Loan agreement, description					The advances bear interest 1% per month (or equivalent to 12% per annum).
Several Loan Agreements [Member] | AUSTRALIA
Related Parties Transactions [Line items]
Loan agreement amount							$ 88,091
Outstanding balance amount				$ 25,500